Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Inventories

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Raw materials	1,940,119	2,111,881	334,042
Work in progress	33,211	25,169	3,981
Finished goods	2,497,865	3,071,586	485,841

Total inventories at the lower of cost and net realizable value	4,471,195	5,208,636	823,864

Analysis of Inventory Reserve Accounts

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Inventories recognized as an expense in cost of sales	13,167,181	15,501,807	16,457,476	2,603,125
Inclusive of the following charge/(credit):
- Inventories written down	31,810	82,386	32,813	5,190
- Reversal of write-down of inventories	(14,788)	(54,408)	(41,823)	(6,615)
- Inventories written off	—	—	10,085	1,595